Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Accounting Policies [Abstract]
Beginning balance	$ (141,749)	$ 131,264
Foreign currency translation gain loss	499,678	(273,013)
Ending balance	$ 357,929	$ (141,749)